Consolidating Financial Information - Convertible Senior Subordinated Notes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consolidating Financial Information [Line Items]
Coupon rate	5.875%
Cash acquired from acquisition	$ 18.7	$ 73.5	$ 15.8
Convertible Senior Subordinated Notes | April 2013 Notes
Consolidating Financial Information [Line Items]
Coupon rate	1.25%
Lions Gate Entertainment Inc [Member] | Lions Gate Entertainment Inc.
Consolidating Financial Information [Line Items]
Percentage ownership of LGEI, the issuer, by the parent company guarantor	100.00%